Other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Current portion of long-term receivables from customers	$ 102	$ 97
Current portion of minimum lease payments from finance lease agreements	25	28
Prepaid expenses	107	92
VAT receivables	99	105
Other receivables, security deposits and current assets	77	79
Derivative financial instruments	8	3
Equity securities in public companies	0	3
Total other current assets	$ 418	$ 407